Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for First PEO (1)	Compensation Actually Paid to First PEO (1)(2)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on	Net (loss) Income (thousands)
Year							Total Shareholder Return (3)
2024	$4,182,455	$(2,851,670)	$9,027,449	$5,504,919	$1,166,464	$99,547	$16.13	$(76,316)
2023	$8,768,490	$7,544,897	$—	$—	$1,434,764	$1,232,871	$28.5	$(42,552)
2022	$4,117,991	$(4,960,134)	$—	$—	$834,842	$(663,048)	$36.83	$(5,622)

Named Executive Officers, Footnote	Mr. Liebowitz is the principal executive officer (the “PEO”) and Mr. Lorber is the second PEO for purposes of calculating the amounts in each applicable year. Messrs. Kirkland, Larkin and Lampen are the non-PEO NEOs included for purposes of calculating the average amounts in 2024, 2023 and 2022.
PEO Total Compensation Amount		$ 8,768,490	$ 4,117,991
PEO Actually Paid Compensation Amount		7,544,897	(4,960,134)
Adjustment To PEO Compensation, Footnote	A reconciliation of Summary Compensation Table Total from the Summary Compensation Table to compensation actually paid to our PEO and our other NEOs (as an average) is shown below:

	2024
Adjustments:	First PEO	Second PEO	Average of Non-PEO NEOs
Summary Compensation Table Total as reported in Summary Compensation Table (“SCT”)	$4,182,455	$9,027,449	$1,166,464
Adjustments: Additions (Subtraction)
Stock awards amounts as reported in SCT	(2,424,750)	(8,069,500)	(648,750)
Fair value at year end of awards granted during the covered fiscal year that remain outstanding and unvested (a)			208,750
Change in fair value of awards granted in any prior fiscal years that are outstanding and unvested at year end (a)			(64,000)
Fair value as of vesting date for awards granted and vested in the same year (a)			83,333
Change in fair value of awards granted in any prior fiscal years that are outstanding that vested in the year (a)		4,546,970	(31,667)
Value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	(4,609,375)		(614,583)
Compensation Actually Paid (as calculated)	$(2,851,670)	$5,504,919	$99,547
a.The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company's financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 1,166,464	1,434,764	834,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 99,547	1,232,871	(663,048)
Adjustment to Non-PEO NEO Compensation Footnote	A reconciliation of Summary Compensation Table Total from the Summary Compensation Table to compensation actually paid to our PEO and our other NEOs (as an average) is shown below:

	2024
Adjustments:	First PEO	Second PEO	Average of Non-PEO NEOs
Summary Compensation Table Total as reported in Summary Compensation Table (“SCT”)	$4,182,455	$9,027,449	$1,166,464
Adjustments: Additions (Subtraction)
Stock awards amounts as reported in SCT	(2,424,750)	(8,069,500)	(648,750)
Fair value at year end of awards granted during the covered fiscal year that remain outstanding and unvested (a)			208,750
Change in fair value of awards granted in any prior fiscal years that are outstanding and unvested at year end (a)			(64,000)
Fair value as of vesting date for awards granted and vested in the same year (a)			83,333
Change in fair value of awards granted in any prior fiscal years that are outstanding that vested in the year (a)		4,546,970	(31,667)
Value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	(4,609,375)		(614,583)
Compensation Actually Paid (as calculated)	$(2,851,670)	$5,504,919	$99,547
a.The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company's financial statements.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in 2024, 2023 and 2022 in relation to our TSR. In 2024, 2023 and 2022 compensation actually paid was lower than Summary Compensation Table pay for both our PEO and non‐PEO NEOs. In 2024, compensation actually paid was negative, which aligned with the decline in our TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income. The chart below illustrates for 2024, 2023 and 2022 the compensation actually paid to our PEO and non‐PEO NEOs in relation to Company net income. In 2024, 2023 and 2022 compensation actually paid was lower than Summary Compensation Table pay for both our PEO and non‐PEO NEOs. In 2024, compensation actually paid was negative, which aligned with the decline in our net income.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Total Shareholder Return. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in 2024, 2023 and 2022 in relation to our TSR. In 2024, 2023 and 2022 compensation actually paid was lower than Summary Compensation Table pay for both our PEO and non‐PEO NEOs. In 2024, compensation actually paid was negative, which aligned with the decline in our TSR.

Total Shareholder Return Amount	$ 16.13	28.5	36.83
Net Income (Loss)	$ (76,316,000)	$ (42,552,000)	$ (5,622,000)
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The compensation and human capital committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how the Company aligns executive compensation with the Company’s performance. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to unvested restricted stock and unexercised stock options. As permitted under SEC rules applicable to smaller reporting companies, we are including three years of data and are not including a peer group total shareholder return, a company-selected measure or a tabular list of financial performance measures, as contemplated under item 402(v) of Regulation S-K.
The amounts disclosed represent the value of an investment of $100 in Common Stock at the end of each period presented assuming the investment was made at the beginning of each period presented. The total shareholder return used to determine these values was calculated by dividing the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.
While the Company utilizes several performance measures to align executive compensation with performance, not all incentive measures are presented in the pay versus performance table above. The Company generally seeks to incentivize long‐term performance and therefore do not specifically align performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S‐K) for a particular year.
The Company provides information below about the relationship between the compensation actually paid to our PEO and Non‐PEO NEOs for 2024, 2023 and 2022 as shown in the pay versus performance table above and:
•our cumulative TSR; and
•our net income.

Mr. Liebowitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,182,455
PEO Actually Paid Compensation Amount	$ (2,851,670)
PEO Name	Mr. Liebowitz
Mr. Lorber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,027,449
PEO Actually Paid Compensation Amount	$ 5,504,919
PEO Name	Mr. Lorber
PEO | Mr. Liebowitz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,424,750)
PEO | Mr. Liebowitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Liebowitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Liebowitz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Liebowitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Liebowitz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,609,375)
PEO | Mr. Lorber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,069,500)
PEO | Mr. Lorber [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Lorber [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Lorber [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Lorber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,546,970
PEO | Mr. Lorber [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(648,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,333
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,667)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (614,583)